Movements in Equity - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retained earnings and other reserves	£ 5,811	£ 10,407	£ 9,960
Other reserve	1,448	2,463	3,205	£ 2,355
Associates and joint ventures [member]
Retained earnings and other reserves	463	476	440
Non-distributable merger and pre-merger reserves [Member]
Other reserve	1,849	1,849	1,849
Capital redemption reserve [member]
Other reserve	£ 280	£ 280	£ 280